Derivative Financial Instruments and Fair Value Measurement - Summary of Derivatives Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $)
In Thousands, unless otherwise specified
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	$ 11,145	$ 11,617
Assets, Fair Value Disclosure, Recurring	17,544	19,206
Liabilities, Fair Value Disclosure, Recurring	40,264	45,556
Commodities Contracts [Member]
Derivatives, Fair Value [Line Items]
Asset, Fair Value	334	1,162	0
Foreign Currency Contract [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value		634	489
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value	39,967	44,922	66,931
Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value	297	634
Level 1 [Member]
Derivatives, Fair Value [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	11,145	11,617
Assets, Fair Value Disclosure, Recurring	12,936	13,407
Liabilities, Fair Value Disclosure, Recurring	0	0
Level 1 [Member] | Commodities Contracts [Member]
Derivatives, Fair Value [Line Items]
Asset, Fair Value	0	0	0
Level 1 [Member] | Foreign Currency Contract [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value		0	0
Level 1 [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value	0	0	0
Level 1 [Member] | Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value	0	0
Level 2 [Member]
Derivatives, Fair Value [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure, Recurring	4,608	5,799
Liabilities, Fair Value Disclosure, Recurring	40,264	45,556
Level 2 [Member] | Commodities Contracts [Member]
Derivatives, Fair Value [Line Items]
Asset, Fair Value	334	1,162	0
Level 2 [Member] | Foreign Currency Contract [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value		634	489
Level 2 [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value	39,967	44,922	66,931
Level 2 [Member] | Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value	297	634
Level 3 [Member]
Derivatives, Fair Value [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure, Recurring	0	0
Liabilities, Fair Value Disclosure, Recurring	0	0
Level 3 [Member] | Commodities Contracts [Member]
Derivatives, Fair Value [Line Items]
Asset, Fair Value	0	0	0
Level 3 [Member] | Foreign Currency Contract [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value		0	0
Level 3 [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value	0	0	0
Level 3 [Member] | Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Liability, Fair Value	0	0
Deferred Compensation, Excluding Share-based Payments and Retirement Benefits [Member]
Derivatives, Fair Value [Line Items]
Investments, Fair Value Disclosure	1,791	1,790
Deferred Compensation, Excluding Share-based Payments and Retirement Benefits [Member] | Level 1 [Member]
Derivatives, Fair Value [Line Items]
Investments, Fair Value Disclosure	1,791	1,790
Deferred Compensation, Excluding Share-based Payments and Retirement Benefits [Member] | Level 2 [Member]
Derivatives, Fair Value [Line Items]
Investments, Fair Value Disclosure	0	0
Deferred Compensation, Excluding Share-based Payments and Retirement Benefits [Member] | Level 3 [Member]
Derivatives, Fair Value [Line Items]
Investments, Fair Value Disclosure	0	0
Deferred Compensation Plan [Member]
Derivatives, Fair Value [Line Items]
Investments, Fair Value Disclosure	4,274	4,637
Deferred Compensation Plan [Member] | Level 1 [Member]
Derivatives, Fair Value [Line Items]
Investments, Fair Value Disclosure	0	0
Deferred Compensation Plan [Member] | Level 2 [Member]
Derivatives, Fair Value [Line Items]
Investments, Fair Value Disclosure	4,274	4,637
Deferred Compensation Plan [Member] | Level 3 [Member]
Derivatives, Fair Value [Line Items]
Investments, Fair Value Disclosure	$ 0	$ 0